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As filed with the Securities and Exchange Commission on October 28, 2005

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Registration No. 333-86231/811-9115

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	( )

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POST-EFFECTIVE AMENDMENT NO.	9	(X)

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and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

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Amendment No. 5	(X)

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(Check appropriate box or boxes)

SEPARATE ACCOUNT VUL-A
(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)
4333 Edgewood Road, NE
Cedar Rapids, IA 52499
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(800) 327-7754

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Arthur D. Woods, Esq.
Vice President and Senior Counsel

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Transamerica Life Insurance Company
570 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

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on	(date)	, pursuant to paragraph (b)
X	60 days after filing pursuant to paragraph (a)(1)

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on	(date)	, pursuant to paragraph (a)(1)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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SUPPLEMENT DATED JANUARY 1, 2006 TO

PROSPECTUS DATED MAY 1, 2005

INHERITANCE BUILDER PLUSSM

Issued through

Transamerica Life Insurance Company

Effective on or about February 1, 2006, We will offer a new Long-Term Care Accelerated Death Benefit Rider for long-term care that may be purchased with the Policy. Also effective on or about February 1, 2006, the Accelerated Death Benefit Rider will no longer be available for new sales.

The following is added to the beginning of the fifth bullet in the prospectus on page 1 under the section entitled “Policy Benefits – Variable Death Benefit”:

Effective on or about February 1, 2006, the Accelerated Death Benefit Rider is no longer available for new sales.

The following bullet is added after the sixth bullet in the prospectus on page 1 under the section entitled “Policy Benefits – Variable Death Benefit”:

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•

Effective on or about February 1, 2006, you may exercise the Long-Term Care Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Long-Term Care Accelerated Death Benefit Rider accelerates payment of a portion of the Death Benefit under the Policy when the Insured becomes eligible for benefits by being certified as a Chronically Ill Individual and Confined to a Nursing Facility or Assisted Living Facility or receiving Home Health Care or Adult Day Care, subject to terms and conditions defined in the rider. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business uses of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

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The following table is added to the fee tables in the prospectus on page 5 under the section entitled “Fee Tables – Periodic Charges Other Than Portfolio Operating Expenses”:

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted Guaranteed Charge Current Charge
Long-Term Care Accelerated Death Benefit Rider	Upon payment of initial premium	Percentage of initial premium paid[1]	Percentage of initial premium paid[1]

1 For the 4% / 2% Acceleration Benefit the following percentages of the initial premium payment apply: Male – 4%, and

Female – 7%. For the 2% / 1% Acceleration Benefit the following percentages of the initial premium payment apply: Male – 3%, and Female – 5%.

The following is added in the prospectus on page 12 under the section entitled “Charges and Deductions – Rider Charges”:

Long-Term Care Accelerated Death Benefit Rider. If you purchase the optional Long-Term Care Accelerated Death Benefit Rider, we will assess an additional charge that is a percentage of the Initial premium paid for your Policy at issue (as shown in the chart below), unless the state where we issued your Policy requires otherwise.

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1

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The following is added in the prospectus on page 23 under the section entitled “Death Benefit – Long-Term Care Accelerated Death Benefit Rider”:

Long-Term Care Accelerated Death Benefit Rider

You may exercise the simplified issue Long-Term Care Accelerated Death Benefit Rider for long-term care for issue ages 30 - 79, if such rider was purchased with the Policy. The Long-Term Care Accelerated Death Benefit accelerates payment of a portion of the Death Benefit under the Policy. Benefits under the rider are payable monthly to the Owner and are a percentage (maximum of 2% or 4%) of the Initial premium. The Insured becomes eligible for benefits under the Long-Term Care Accelerated Death Benefit Rider by being certified as a Chronically Ill Individual and by being confined to a Nursing or Assisted Living Facility, or by receiving Home Health Care from a Home Health Agency or Adult Day Care in an Adult Day Care Center. If you purchase the optional Long-Term Care Accelerated Death Benefit Rider, we will assess an additional charge that is a percentage of the Initial premium paid for your Policy at issue (as shown in the chart below), unless the state where we issued your Policy requires otherwise.

Charge for Long-Term Care Accelerated Death Benefit Rider
Gender / Benefit	4% / 2% Acceleration Benefit	2% / 1% Acceleration Benefit
Male	4.0%	3.0%
Female	7.0%	5.0%

If the 2%/1% benefit is chosen at issue the benefit amount for a Nursing Home or Assisted Living Facility would equal the lesser of 2% of the initial specified amount or $5,000. For Adult Day Care or Home Health Care, the benefit amount would equal the lesser of 1% of initial specified amount or $2,500.

If the 4%/2% benefit is chosen at issue, the benefit amount for a Nursing Home or Assisted Living Facility would equal the lesser of 4% of the initial specified amount or $5,000. For Adult Day Care or Home Health Care, the benefit amount would equal the lesser of 2% of initial specified amount or $2,500.

The benefit provided is a monthly benefit that is paid to the Owner regardless of actual expenses incurred by the Insured. The monthly benefit is set based on the initial specified amount and is level during the claim period, unless a withdrawal (i.e., a partial surrender or any acceleration of the death benefit under the Policy under any other rider available under the Policy) is taken. If no withdrawal is taken, the entire initial specified amount is available for eventual acceleration, and the maximum total Long-Term Care Accelerated Death Benefit Rider benefits paid will be the initial specified amount. If withdrawals are taken, however, the amount available for acceleration is reduced on a pro-rata basis.

Each rider benefit we pay will reduce the Policy’s death benefit, specified amount, Cash Value, Guaranteed Minimum Death Benefit, surrender charge, or any indebtedness.

•

The Death Benefit under the Policy will be reduced by the amount paid under the Long-Term Care Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining death benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire death benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no death benefit payable upon the Insured’s death.

Benefits under the Long-Term Care Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney about the tax treatment of the benefits paid under this rider given your own circumstances.

•

The specified amount of the Policy, the Cash Value, the Guaranteed Minimum Death Benefit under the Policy, and the surrender charge under the Policy each will be reduced proportionately to the reduction in the death benefit under the Policy as a result of each rider benefit amount paid.

•

If there is any indebtedness under the Policy, a pro-rata portion of each rider benefit amount paid will be used to repay a portion of any indebtedness under the Policy. For example, if the death benefit was $100,000 and the outstanding debt was $10,000, the monthly payment of $2,000 would be reduced by $200 to help pay off the loans.

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2

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Once benefit payments begin, we will provide you with a monthly report that shows the effect of each rider benefit payment on the Policy.

The following bullet is added in the prospectus on page 31 under the section entitled “Other Policy Information – Riders”:

•

The Long-Term Care Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy to the Owner as reimbursement of certain charges incurred by the Insured for long-term care. Benefits under this rider may be payable monthly.

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The following is added to the first paragraph on page 6 of the prospectus under the heading “Transamerica, the Variable Account, the Fixed Account and the Portfolios” – “Transamerica Life Insurance Company”:

Transamerica Life Insurance and Annuity Company (“TALIAC”) was merged into Transamerica, an affiliate, on October 1, 2005.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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3

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR LEGACY BUILDER PLUS

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Incorporated by Reference to Post-Effective Amendment

No. 8 to Form N-6 as filed with the SEC on April 27, 2005

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PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR INHERITANCE BUILDER PLUS

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Incorporated by Reference to Post-Effective Amendment

No. 8 to Form N-6 as Filed with the SEC on April 27, 2005

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PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR LEGACY BUILDER PLUS

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Incorporated by Reference to Post-Effective Amendment

No. 8 to Form N-6 as Filed with the SEC on April 27, 2005

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PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR INHERITANCE BUILDER PLUS

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Incorporated by Reference to Post-Effective Amendment

No. 8 to Form N-6 as Filed with the SEC on April 27, 2005

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PART C - OTHER INFORMATION

Item 26.	Exhibits

(a)	Resolution of the Board of Directors of Transamerica establishing the separate account (13)
(b)	Not Applicable
(c)	Distribution of Policies

(i)	Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer (3)
(ii)	Form of Principal Underwriting Agreement (2)

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(d)	(i)	Specimen Flexible Premium Variable Life Insurance Policy (4)
	(ii)	Long-Term Care Accelerated Death Benefit Rider (LTCR01 1005)
(e)	(i)	Application for Flexible Premium Variable Life Insurance Policy (4)

(ii)	Supplemental Application for Long-Term Care Accelerated Death Benefit Rider

(SA01 1005)

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(f)	(i)	Certificate of Incorporation of Transamerica (5)
(iii)	By-Laws of Transamerica (5)
(g)	Not applicable
(h)	Participation Agreements:
(i)	Among MFS Variable Insurance Trust and Transamerica and Massachusetts Financial Services Company (1)
(ii)	Among AIM Variable Insurance Funds, Inc., Transamerica and AFSG Securities Corporation (3)
(iii)	Among Transamerica and Dreyfus Variable Investment Fund (6)
(iv)	Amendment to Participation Agreement Among Transamerica and Dreyfus Variable Investment Fund (1)
(v)	Amendment to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (1)
(vi)	Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (3)
(vii)	Among WRL Series Fund, Inc. and Transamerica and AUSA Life Insurance Company, Inc. and amendments thereto (7)

(viii) Amendments dated November 27, 1998 to Participation Agreements for: MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; Transamerica and Dreyfus Variable Investment Fund; Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica; AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; and WRL Series Fund, Inc., Transamerica, and AUSA Life Insurance Company, Inc.(8)

(ix)

Amendments dated August 1, 1999 to Participation Agreements for: AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; and WRL Series Fund, Inc., Transamerica and AUSA Life Insurance Company, Inc. (2)

(x) Among Variable Insurance Products Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation and Transamerica, and Addendums thereto (9)

(xi)	Among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and Transamerica (10)
(xii)	Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and Transamerica (11)
(xiii)

Amendments dated April 2000 to Participation Agreements for: Variable Insurance Products Funds, Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica; and Variable Insurance Products Fund III, Fidelity Distributors, Inc. and Transamerica (11)

(xiv)	Amendment No. 13 dated April 17, 2000 to the Participation Agreement among WRL Series Fund, Inc., Transamerica, AUSA Life Insurance Company, Inc. and Peoples Benefit Life Insurance Company (11)
(xv)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other Affiliated AEGON Companies dated June 10, 2004 (15)

(xvi)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other Affiliated AEGON Companies dated October 22, 2004 (15)
(i) Not Applicable
(j) Not Applicable

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(k)	Opinion and Consent of Arthur D. Woods, Esq. as to Legality of Securities Being Registered

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(l)	Opinion and Consent of Nik Godon as to Actuarial Matters Pertaining to the Securities Being Registered (14)
(m)	Not Applicable
(n)	Other Opinions:
(i) Written Consent of Sutherland Asbill & Brennan LLP
(ii) Written Consent of Ernst & Young LLP
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing issuance, transfer and redemption procedures (2)
(r)	Powers of Attorney
(i) Craig D. Vermie (12)
Brenda K. Clancy (12)
Larry N. Norman (12)
(ii) Christopher H. Garrett (13)
Arthur C. Schneider (13)
Robert J. Kontz (13)

_____________________________________

(1)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1998 (File No. 333-68087) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 29, 1999 (File No. 333-86231) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 Registration Statement dated April 30, 1998 (File No. 333-07509) and is incorporated herein by reference.
(4)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated August 31, 1999 (File No. 333-86231) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form N-3 dated February 27, 1998 (File No. 333-36297) and is incorporated herein by reference.
(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated April 30, 1997 (File No. 333-26209) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1998 (File No. 333-26209) and is incorporated herein by reference.
(8)	This exhibit was previously filed on the Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 8, 1999 (File No. 333-68087) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated December 6, 1996 (File No. 333-07509) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1997 (File No. 333-07509) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 28, 2000 (File No. 333-86231) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated February 14, 2003 (File No. 333-86231) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 22, 2003 (File No. 333-86231) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-6 Registration Statement dated April 21, 2004 (File No. 333-86231) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No. 333-61654) and is incorporated herein by reference.

Item 27.          Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Craig D. Vermie	(1)	Director, Secretary and Vice President
Larry N. Norman	(1)	Director and Principal Executive Officer
Christopher H. Garrett	(1)	Director
Robert J. Kontz	(1)	Vice President and Corporate Controller
Brenda Clancy	(1)	Director, Vice President, Treasurer and Chief Financial Officer
Arthur C. Schneider	(1)	Director

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	22.23% of Vereniging AEGON Netherlands Membership Association	Holding Company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company
The AEGON Trust Voting Trust Trustees: Donald J. Shepard Joseph B.M. Streppel Alexander R. Wynaendts Craig D. Vermie	Delaware		Voting Trust
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Canadian Premier Holdings Ltd	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd	Holding company
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance
Cornerstone International Holdings Ltd	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge International Marketing Ltd	United Kingdom	100% Cornerstone International Holding Ltd.	Marketing company
Stonebridge International Insurance Ltd	United Kingdom	100% Cornerstone International Holdings, Ltd.	Insurance company
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent
COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company
AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance
AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation; AEGON U.S. Corporation	Holding company
RCC North America, LLC	Delaware	100% AEGON USA, Inc.	Real estate
Transamerica Holding Company, LLC	Delaware	100% AEGON USA, Inc.	Holding Company
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company LLC	Insurance holding company
Transamerica Financial Life Insurance Company	New York	First AUSA Life Insurance Company and Transamerica Occidental Life Insurance Company	Insurance
Life Investors Insurance Company of America	Iowa	50% First AUSA Life Ins. Company and 50% AUSA Life Insurance Company	Insurance
Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87 Peoples Benefit Life Insurance Company	Apple production, packing, storage and sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Transamerica Life Insurance Company	Iowa	Transamerica Holding Company LLC and Transamerica Life Insurance and Annuity Company	Insurance
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance
Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency
WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency
AEGON/Transamerica Fund Advisers, Inc.	Florida	78% WRL, 22% AUSA Holding Company	Investment Adviser
AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual Fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services
Transamerica IDEX Mutual Funds	Massachusetts	100% WRL	Mutual Fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Income Shares, Inc.	Maryland	100% WRL	Mutual Fund
World Financial Group Insurance Agency, Inc.	California	100% WRL	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
AEGON Equity Group, Inc.	Florida	100% WRL	Insurance Agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WRL Insurance Agency, Inc.	California	100% WRL	Insurance Agency
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL	Insurance Agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company	Insurance
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company	General agency
Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company	Insurance
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Company	Insurance agency
Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance
AUSA Holding Company	Maryland	100% Transamerica Holding Company, L.L.C.	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment Adviser
AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company, L.L.C.	Broker-Dealer
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Company.	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency
Great Companies L.L.C.	Iowa	49% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
AEGON USA Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and Conference Services
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Principal Underwriter
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency
AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Corporation LLC	Investment advisor
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management
Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company
Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company LLC	Insurance company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 29.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Transamerica pursuant to the foregoing provisions or otherwise, Transamerica has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Transamerica of expenses incurred or paid by a director, officer or controlling person of Transamerica in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Transamerica will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.          Principal Underwriter

(a)

AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, Separate Account VA P, Separate Account Q, Transamerica Corporate Separate Account Sixteen, Separate Account VA R, Separate Account VA S and Separate Account VA W of Transamerica Life Insurance Company; the Separate Account VA QNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account, TFLIC Separate Account VNY, Separate Account BNY, Separate Account VA WNY and Separate Account VA-2LNY of Transamerica Financial Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B, Separate Account VA U, Separate Account VA V and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; Separate Account VA-8 of Transamerica Life Insurance and Annuity Company; AEGON/Transamerica Series Trust; Transamerica IDEX Mutual Funds; and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG

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Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Paula G. Nelson	(5)	Director
Philip S. Eckman	(5)	Director
Lisa A. Wachendorf	(1)	Vice President and Chief Compliance Officer
Linda Gilmer	(1)	Controller and Treasurer, Financial and Operations Principal
John K. Carter	(2)	Vice President
Thomas R. Moriarty	(2)	Vice President
Kyle Keelan	(2)	Vice President
Mike Massrock	(2)	Vice President
Frank A. Camp	(1)	Secretary
Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Teresa L. Stolba	(1)	Assistant Compliance Officer
Clifton W. Flenniken	(4)	Assistant Treasurer
Carol Sterlacci	(2)	Assistant Controller and Treasurer

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_____________

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	400 West Market Street, Louisville, Kentucky 40202
(4)	1111 North Charles Street, Baltimore, Maryland 21201

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(5)	600 S. Hwy 169, Suite 1800, Minneapolis, Minnesota 55426

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(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Commissions
AFSG Securities Corporation	0	0	$23,437(1)	0
	0	0	$2,250 (2)	0
	0	0	$5,147 (3)	0

(1)	fiscal year 2004
(2)	fiscal year 2003
(3)	fiscal year 2002

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 4333 Edgewood Road, NE., Cedar Rapids, Iowa 52499, 4001 44th Avenue, SW, Cedar Rapids, Iowa 52404 and 400 West Market Street, Louisville, Kentucky 40202.

Item 32.	Management Services

Not Applicable

Item 33.	Undertakings

Transamerica hereby represents that the fees and charges deducted under the Legacy Builder Plus and Inheritance Builder Plus Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 27th day of October, 2005.

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SEPARATE ACCOUNT VUL-A

(Registrant)

By: /s/ Larry N. Norman */

Larry N. Norman, Director and Principal Executive Officer of Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE

COMPANY

(Depositor)

By: /s/ Larry N. Norman */

Larry N. Norman, Director and Principal Executive Officer

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Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

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Signature	Title	Date

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/s/ Larry N. Norman	Director and Principal Executive	October 27, 2005

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Larry N. Norman */	Officer

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/s/ Christopher H. Garrett	Director	October 27, 2005

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Christopher H. Garrett */

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/s/ Craig D. Vermie	Director	October 27, 2005

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Craig D. Vermie */

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/s/ Brenda K. Clancy	Director, Vice President,	October 27, 2005

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Brenda K. Clancy */	Treasurer and Chief Financial
Officer

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/s/ Arthur C. Schneider	Director	October 27, 2005

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Arthur C. Schneider */

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/s/ Robert J. Kontz	Vice President and	October 27, 2005

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Robert J. Kontz */	Corporate Controller

*/ /s/ Priscilla I. Hechler

Signed by Priscilla I. Hechler
As Attorney in Fact

Exhibit Index

Exhibit	Description
No.	of Exhibit

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26(d)(ii)	Long-Term Care Accelerated Death Benefit Rider (LTCR01 1005)

26(e)(ii)	Supplemental Application for Long-Term Care Accelerated Death Benefit Rider
(SA01 1005)

26(k)	Opinion and Consent of Arthur D. Woods, Esq. as to the Legality of the Securities Being Registered

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26(n)(i)	Consent of Sutherland Asbill & Brennan LLP

26(n)(ii)	Consent of Ernst & Young LLP